Fair Value of Financial Instruments - Schedule of Fair Value of The Conversion Features of The Convertible Notes (Details)	Dec. 31, 2024	Nov. 15, 2024	Dec. 31, 2023
Term [Member]
Schedule of Fair Value of the Conversion Features of the Convertible Notes [Line Items]
Derivative liability, measurement input	2.92	2	2.88
Term [Member] | Issuance Date [Member]
Schedule of Fair Value of the Conversion Features of the Convertible Notes [Line Items]
Derivative liability, measurement input	3
Expected volatility [Member]
Schedule of Fair Value of the Conversion Features of the Convertible Notes [Line Items]
Derivative liability, measurement input	83.2	75	40.7
Expected volatility [Member] | Issuance Date [Member]
Schedule of Fair Value of the Conversion Features of the Convertible Notes [Line Items]
Derivative liability, measurement input	82.4
Risk-free interest rate [Member]
Schedule of Fair Value of the Conversion Features of the Convertible Notes [Line Items]
Derivative liability, measurement input	4.27	4.22	3.96
Risk-free interest rate [Member] | Issuance Date [Member]
Schedule of Fair Value of the Conversion Features of the Convertible Notes [Line Items]
Derivative liability, measurement input	4.25
Expected dividend yield [Member]
Schedule of Fair Value of the Conversion Features of the Convertible Notes [Line Items]
Derivative liability, measurement input
Expected dividend yield [Member] | Issuance Date [Member]
Schedule of Fair Value of the Conversion Features of the Convertible Notes [Line Items]
Derivative liability, measurement input
Stock price [Member]
Schedule of Fair Value of the Conversion Features of the Convertible Notes [Line Items]
Derivative liability, measurement input		1	2.03